Financing Received from the Argentine Central Bank and Other Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Loans from the Argentina Central Bank and Other Financial Institutions
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
Argentine Central Bank Financing	381,486	456,069
Correspondents	8,970,139	2,398,269
Financing from Local Financial Institutions	449,248,654	241,206,617
Financing from Foreign Financial Institutions	19,546,589	73,444,876
Financing from International Financial Institutions	1,489,946	9,063,623
Total	479,636,814	326,569,454

Schedule of Credit Lines with Local and International Financial Institutions and Entities
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.24(**)
Local Institutions
BICE	Sundry Dates	Ps.	1646 days	40.00	Sundry Dates	42,425,311
Agreements with Banks(1)	Sundry Dates	Ps.	218 days	40.23	Sundry Dates	390,185,116
Calls taken with entities within the private sector	12.26.24	Ps.	7 days	32.00	01.02.25	5,428,456
Calls taken with entities within the private sector	12.27.24	US$	7 days	3.00	01.03.25	11,209,771
Argentine Central Bank	12.30.24	Ps.	3 days	0.00	01.02.25	381,486
International Institutions
Correspondents	12.30.24	US$	3 days	0.00	01.02.25	8,970,139
Pre-financing	Sundry Dates	US$	129 days	6.95	Sundry Dates	21,036,535
Total						479,636,814
(*)    Weighted average.
(**)    It includes principal and interest.
(1)    Mainly correspond to Naranja X’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.23(**)
Local Institutions
BICE	Sundry Dates	Ps.	1668 days	9.9	Sundry Dates	11,472,108
BICE	Sundry Dates	US$	1748 days	9.4	Sundry Dates	3,147,166
Agreements with Banks(1)	Sundry Dates	Ps.	234 days	133.1	Sundry Dates	223,684,174
Calls taken with entities within the private sector	12.29.23	Ps.	4 days	80.0	01.02.24	2,903,169
Argentine Central Bank	12.29.23	Ps.	4 days	—	01.02.24	456,069
International Institutions
Correspondents	12.29.23	US$	4 days	—	01.02.24	2,398,269
IFC	Sundry Dates	US$	2266 days	8.5	Sundry dates	6,371,496
Pre-financing	Sundry Dates	US$	182 days	5.6	Sundry dates	76,137,003
Total						326,569,454
(*)    Weighted average.
(**)    It includes principal and interest.
(1) Mainly correspond to Naranja X’ credit lines.